Direxion Daily Russia Bull 3X Shares
Direxion Daily Russia Bull 3X Shares
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the performance of the Market Vectors Russia Index. The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Direxion Daily Russia Bull 3X Shares
Management Fees	[1]	0.75%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses of the Fund	[1]	0.25%
Acquired Fund Fees and Expenses	[1]	0.16%
Total Annual Fund Operating Expenses	[1]	1.16%
Expense Cap/Reimbursement	[1]	(0.05%)
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	[1]	1.11%
[1]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2016, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.95% of the Fund's daily net assets (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Direxion Daily Russia Bull 3X Shares	113	364	633	1,405

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund’s extensive use of derivatives was reflected, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its assets in the securities that comprise the Market Vectors Russia Index (“Index”) and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, floors and collars; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund invests the remainder of its assets in money market funds, depository accounts with institutions with high quality credit ratings or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

Russia is considered an “emerging market,” as that term is defined by the index provider. The determination that Russia is an “emerging market” is based on it being an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies. Additionally, because Russia produces and exports large volumes of oil and gas, the Russian economy is particularly sensitive to the fluctuations in the global energy sector.

The Index is a rules-based index, intended to represent the overall performance of publically traded companies that are domiciled and primarily listed on an exchange in Russia or that are not Russian companies, but nonetheless generate at least 50% of their revenues in Russia. In exceptional cases, companies with less than 50% of their revenues derived from Russia may be eligible for inclusion in the Index.

Components of the Index may include large, small and mid-capitalization stocks, but each component must have a market capitalization of greater than $150 million on a rebalancing date to be eligible for the Index. Stocks whose market capitalizations fall below $75 million as of any rebalancing date will no longer be eligible for the Index. Stocks must have a three-month average daily trading volume value of at least $1 million to be eligible for the Index and issuers of such stocks must have traded at least 250,000 shares each month over the last six months. As of February 15, 2015, the Index had 46 components with a total market capitalization of $448.4 billion. As of February 15, 2015, components of the Index included securities in the energy and materials sectors. The components of the Index and the percentages represented by certain sectors in the Index may change over time. The Index is reconstituted and rebalanced quarterly. The Fund will concentrate its investment (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

The Fund may gain leveraged exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide leveraged exposure to those securities. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund invests in derivatives as a substitute for investing directly in a security in order to gain leveraged exposure to the Index or its components. The Fund seeks to remain fully invested at all times consistent with its stated investment objective. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further engage in frequent trading.

Principal Investment Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its investment objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s daily performance with 300% of the daily performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive and may entail significantly higher than normal risk. Risks associated with the use of futures contracts, forward contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Basic Materials Sector Risk

The Fund invests in, and/or has exposure to, the securities of companies in the basic materials sector. Companies in the basic materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. The production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Companies in the basic materials sector also are at risk for environmental damage and product liability claims, and may be adversely affected by depletion of resources, technical progress, labor relations, and governmental regulations.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or an asset class without actually purchasing those securities or investments. These financial instruments may include, but are not limited to, swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. Dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Index Correlation/Tracking Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transactions costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily leveraged investment objective.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives, such as swaps, futures and forward contracts, and options, that may be considered aggressive. The use of derivatives may result in larger losses or smaller gains than investing in the underlying securities directly. Investments in these derivatives may generally be subject to market risks that cause their prices to fluctuate more than an investment directly in a security and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks such as counterparty risk, liquidity risk and increased daily correlation risk. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the Index. The performance of this underlying ETF may not track the performance of the Index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that the Fund invests in swaps that use an ETF as an underlying reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the Index securities as an reference or as underlying asset. Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. In addition, the Fund’s investments in derivatives, as of the date of this Prospectus, are subject to the following risks:

Futures Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Forward Contracts. Forward contracts are two- party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its investment objective.

Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a 300% of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of a daily investment objective may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period. If adverse daily performance of the Fund’s Index reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Fund’s Index increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase correspondingly.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in 300% of the return of the Fund’s Index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform 300% of the return of its Index in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. As shown below, this Fund, or any other Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75% and the Index return for the year was 0%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One Year Index Return	300% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–180%	–93.8%	–94.7%	–97.0%	–98.8%	–99.7%
–50%	–150%	–87.9%	–89.6%	–94.1%	–97.7%	–99.4%
–40%	–120%	–79.0%	–82.1%	–89.8%	–96.0%	–98.9%
–30%	–90%	–66.7%	–71.6%	–83.8%	–93.7%	–98.3%
–20%	–60%	–50.3%	–57.6%	–75.8%	–90.5%	–97.5%
–10%	–30%	–29.3%	–39.6%	–65.6%	–86.5%	–96.4%
0%	0%	–3.0%	–17.1%	–52.8%	–81.5%	–95.0%
10%	30%	29.2%	10.3%	–37.1%	–75.4%	–93.4%
20%	60%	67.7%	43.3%	–18.4%	–68.0%	–91.4%
30%	90%	113.2%	82.1%	3.8%	–59.4%	–89.1%
40%	120%	166.3%	127.5%	29.6%	–49.2%	–86.3%
50%	150%	227.5%	179.8%	59.4%	–37.6%	–83.2%
60%	180%	297.5%	239.6%	93.5%	–24.2%	–79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2014 was 28.46%. The Index’s highest volatility rate for any one calendar year during the five-year period was 34.97% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2014 was –10.76%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the underlying Index such as swaps, may differ from the volatility of the Index.

For additional information and examples demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Energy Securities Risk

The Fund will invest in securities issued by, and/or have exposure to, companies that engage in energy-related businesses and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. In addition, the prices of energy product securities may be affected by changes in value and dividend yield.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Gain Limitation Risk

If the Fund’s Index moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its NAV on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s shares on such exchanges as the NYSE Arca, Inc., could cause more frequent creation and redemption activities which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $303 and the net assets will have risen by that $3 gain to $103. With net assets of $103 and exposure of $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

To achieve its daily investment objective, the Fund obtains investment exposure in excess of its assets by utilizing leverage and may lose more money in market conditions that are adverse to its daily objective than a similar fund that does not utilize leverage. If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline in the Index, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index, thus adversely affecting Fund performance.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Money Market Instrument Risk

The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the short-term debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. There is no guarantee that money market instruments will maintain a stable value, and they may lose money.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAV and total return may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Other Investment Companies (including ETFs) Risk

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies or ETFs. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Russian Securities Risk

Investment in Russian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely the Fund. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war and social instability as a result of religious, ethnic and/or socioeconomic unrest.

The government in Russia may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Russia. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Russia. Moreover, governmental approval or special licenses may be required prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of Russia and/or impose additional taxes on foreign investors. These factors, among others, make investing in issuers located or operating in Russia significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s shares.

The value of the Russian Ruble may be subject to a high degree of fluctuation. The Fund’s assets will be invested primarily in equity securities of Russian issuers and the income received by the Fund will be principally in Russian Rubles. The Fund’s exposure to the Russian Ruble and changes in value of the Russian Ruble versus the U.S. Dollar may result in reduced returns to the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. Dollars and the Russian Ruble. In addition, the current economic turmoil in Russia and the effects on the current global economic crisis on the Russian economy may have significant adverse effects on the Russian Ruble.

As the result of recent events involving the Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and a Russian bank. The United States and other nations or international organizations may impose additional economic sanctions or take other actions that may adversely affect Russian-related issuers including economic sanctions against companies in various sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors. These sanctions, if imposed, could impair the Fund’s ability to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments.

For these or other reasons, in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value, the Fund could seek to suspend redemptions of creation units. The Fund could also, among other things, limit or suspend creations of creation units. During the period that creations or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value. In the case of a period during which creations are suspended, the Fund could experience substantial redemptions, which may cause the Fund to experience increased transaction costs and make greater taxable distributions to shareholders of the Fund. The Fund may also change its investment objective by, for example, seeking to track an alternative index. Alternatively, the Fund could liquidate, through a liquidating trust or otherwise, all or a portion of its assets, which may be at unfavorable prices.

Small and/or Mid-Capitalization Company Risk

Investing in the securities of small and/or mid-capitalization companies, and securities that provide exposure to small and/or mid-capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, the performance of mid-capitalization companies can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time). In some cases, foreign markets may close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of a fund that tracks a foreign market index or an index that includes foreign securities can vary from the performance of that index.

(generally 4:00 p.m. Eastern Time). In some cases, foreign markets may close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of a fund that tracks a foreign market index or an index that includes foreign securities can vary from the performance of that index.

Special Risks of Exchange-Traded Funds

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in creation units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxioninvestments.com/etfs?producttab=performance or by calling the Fund toll free at 1-866-476-7523.

The performance shown prior to March 17, 2012 reflects the Fund’s previous investment objective. Prior to that date, the Fund sought daily investment results, before fees and expenses, of 300% of the performance of the DAX Global Russia+ Index. After March 17, 2012, the performance reflects the Fund’s new investment objective of seeking daily investment results, before fees and expenses, of 300% of the performance of the Market Vectors Russia Index.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 45.77% for the quarter ended March 31, 2012 and its lowest calendar quarter return was –76.05% for the quarter ended December 31, 2014. The year-to-date return as of December 31, 2014 was –91.15%.

Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Direxion Daily Russia Bull 3X Shares	(91.15%)	(64.89%)	May 25, 2011
Direxion Daily Russia Bull 3X Shares After Taxes on Distributions	(91.15%)	(64.90%)
Direxion Daily Russia Bull 3X Shares After Taxes on Distributions and Sale of Fund Shares	(51.59%)	(31.50%)
Direxion Daily Russia Bull 3X Shares Market Vectors Russia Index (reflects no deduction for fees, expenses or taxes)	(44.25%)	(19.52%)	May 25, 2011
Direxion Daily Russia Bull 3X Shares S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.68%	May 25, 2011

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.